Average Annual Total Returns - R6 Shares - JPMorgan Equity Index Fund	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	Class R6 Return After Taxes on Distributions Past 1 Year	Class R6 Return After Taxes on Distributions Past 5 Years	Class R6 Return After Taxes on Distributions Past 10 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	18.42%	15.15%	13.74%	17.85%	14.04%	12.21%	11.19%	11.86%	10.95%	18.40%	15.22%	13.88%